Cover	Jul. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2024
Entity File Number	000-51060
Entity Registrant Name	CHINA HEALTH INDUSTRIES HOLDINGS, INC.
Entity Central Index Key	0001309057
Entity Tax Identification Number	86-0827216
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2099 Yingbinbei Road, Xiangzhou District
Entity Address, City or Town	Zhuhai City, Guangdong Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	519001
City Area Code	86-451
Local Phone Number	88100688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false